General Information (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Subsidiary Companies
At December 31, 2021, the 4 subsidiaries included in the Company’s consolidated financial statements were:

Company	Date of Incorporation	Name of Vessel Owned by Subsidiary	Dead Weight Tonnage (“dwt”)	Acquisition Date
Clean Power Inc.	5/2/2007	Magic Wand	47,000	9/1/2008
MR Roi Inc.	5/2/2007	Clean Thrasher	47,000	27/2/2008
King of Hearts Inc.	17/3/2008	Falcon Maryam	46,000	14/7/2009
Tankpunk Inc.	6/1/2008	Stealth Berana	115,804	26/7/2010

Summary of Percentage of Company's Revenues
During 2019, 2020 and 2021 four charterers accounted for 10% or more of the Company’s revenues.

	Year ended December 31,
Charterer	2019	2020	2021
A	57%	34%	—
B	18%	12%	16%
C	16%	—	—
D	—	21%	—
E	—	14%	—
F	—		15%
G	—		15%
H	—		15%